Expense Example - FidelityFlexGovernmentMoneyMarketFund-PRO - FidelityFlexGovernmentMoneyMarketFund-PRO - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none